EQUITY - Summary of shares of the Company ordinary stock issuable upon exercise of warrants outstanding (Details) - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 7.77	$ 0
Warrants Outstanding	3,545,000	0
Weighted Average Remaining Contractual Life (Years)	4 years 5 months 4 days
Warrants exercisable at October 31, 2021	3,545,000
Warrants Exercisable, Exercise Price	$ 7.77
Warrants, exercise price at 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 5.00
Warrants Outstanding	270,000
Weighted Average Remaining Contractual Life (Years)	2 years 3 months
Warrants exercisable at October 31, 2021	270,000
Warrants Exercisable, Exercise Price	$ 5.00
Warrants, exercise price at 8.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 8.00
Warrants Outstanding	3,275,000
Weighted Average Remaining Contractual Life (Years)	4 years 7 months 9 days
Warrants exercisable at October 31, 2021	3,275,000
Warrants Exercisable, Exercise Price	$ 8.00